Note 11 - Options (Details 2) - $ / shares	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding (in Shares)	5,392,460
Weighted average exercise price per share	$ 3.48
Number exercisable (in Shares)	4,396,610	3,812,930	3,640,381
Weighted average exercise price per share	$ 3.49	$ 4.01	$ 4.09
Weighted average grant date fair value	1.96	$ 2.35	$ 2.40
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	0.00
Exercise price range, upper limit	$ 2.50
Number outstanding (in Shares)	0
Weighted average exercise price per share	$ 0
Weighted average grant date fair value	$ 0
Number exercisable (in Shares)	0
Weighted average exercise price per share	$ 0
Weighted average grant date fair value	0
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	2.51
Exercise price range, upper limit	$ 5.00
Number outstanding (in Shares)	5,360,835
Weighted average exercise price per share	$ 3.31
Weighted average remaining contract life (years)	11 months 16 days
Weighted average grant date fair value	$ 1.74
Number exercisable (in Shares)	4,364,985
Weighted average exercise price per share	$ 3.27
Weighted average grant date fair value	1.78
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	5.01
Exercise price range, upper limit	$ 10.00
Number outstanding (in Shares)	0
Weighted average exercise price per share	$ 0
Weighted average grant date fair value	$ 0
Number exercisable (in Shares)	0
Weighted average exercise price per share	$ 0
Weighted average grant date fair value	0
Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	10.01
Exercise price range, upper limit	$ 100.00
Number outstanding (in Shares)	31,625
Weighted average exercise price per share	$ 33.02
Weighted average remaining contract life (years)	11 months 26 days
Weighted average grant date fair value	$ 25.98
Number exercisable (in Shares)	31,625
Weighted average exercise price per share	$ 33.02
Weighted average grant date fair value	$ 25.98